Share-based Compensation - Summary of Status of Pre-IPO Equity Rights and Changes (Detail) (Equity Rights [Member], EUR €)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Equity Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding at January 1	444,395	472,742
Shares, Granted
Shares, Released	(381,630)
Shares, Forfeited		(28,347)
Shares, Outstanding at December 31	62,765	444,395
Shares, Exercisable at December 31
Weighted average grant date fair value, Outstanding at January 1	€ 9.34	€ 9.13
Weighted average grant date fair value, Granted
Weighted average grant date fair value, Released	€ 9.10
Weighted average grant date fair value, Forfeited		€ 5.80
Weighted average grant date fair value, Outstanding at December 31	€ 10.80	€ 9.34
Weighted average grant date fair value, Exercisable at December 31